POST REPORTING EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 12, 2019	Dec. 14, 2018	Sep. 14, 2018	Jun. 15, 2018	Mar. 20, 2018	Dec. 15, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 21, 2017	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 21, 2016
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)		58,867,410	58,817,410	58,817,410	58,807,410	58,799,910	59,036,310	59,169,710	59,110,335	59,060,335	58,621,585	58,602,835	58,522,835
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends declared (in US dollars per share)	$ 0.14
Estimated amount of dividend payment	$ 8.2
Number of shares issued (in shares)	58,650,310